Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 4,002,781	¥ 508,627
Other		126,957	189,478
Total		4,914,485	1,994,826
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	730,089	1,274,382
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1]	54,658	22,339
Total		¥ 60,086	¥ 23,495

[1]	Short-term notes are issued under the laws of Japan in the form of commercial paper.
[2]	The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥941,182 million and ¥333,200 million, respectively, at March 31, 2019, and ¥411,089 million and ¥319,000 million, respectively, at March 31, 2020.